Fair Value Accounting (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rate	15.00%
Mill equipment	$ 6,500,000	$ 10,000,000
Estimated life of mine in years	9 years
Level 3 percentage of fair value assets	32.00%
Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mill equipment	6,500,000	10,000,000
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted average gold price per ounce (in dollars per ounce)	832
Timing of commencement of commercial production	2 years
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted average gold price per ounce (in dollars per ounce)	$ 884
Estimated gold production (in ounces)	615,000
Timing of commencement of commercial production	4 years